Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement Of Stockholders Equity [Abstract]
Dividends on common stock (in dollars per share)	$ 0.40	$ 1.32